Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Notes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Convertible note at fair value beginning balance		$ 3,283,034	$ 3,283,034	$ 1,712,864
Addition of convertible note				320,002
Convertion of notes into common stock			(20,132,105)	4,208,546
Gain on extinguishment pf debt		$ 15,873,067	15,918,867	837,369
Change in fair value of convertible notes (including OID discount)			16,849,071	(2,096,700)
Reclasification to derivative liability				(92,601)
Convertible note at fair value ending balance				$ 3,283,034